RESTRUCTURING COSTS	6 Months Ended
Jun. 30, 2014
RESTRUCTURING COSTS

NOTE 14. RESTRUCTURING COSTS

In 2011, the Company conducted reductions in force affecting approximately 11% of its workforce, respectively. The restructuring costs consist of severance and placement costs, lease termination costs and other exit costs. The activity and balance of the restructuring liability account excluding impairment charges is as follows (in thousands):

	December 31,		June 30, 2014
	2012	2013
Beginning balance	$3,834	$2,200	$1,374
Provision	—	—	—
Change in estimate	(14)	—	—
Payments	(1,620)	(826)	(367)

Ending balance	$2,200	$1,374	$1,007

The restructuring liability account is included in the following accounts in the accompanying consolidated balance sheets (in thousands):

	December 31,		June 30, 2014
	2012	2013
Other current liabilities	$802	$730	$709
Other liabilities	1,398	644	298

Total	$2,200	$1,374	$1,007